Shareholder Fees - VIPStrategicIncomePortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
VIPStrategicIncomePortfolio-InitialServiceService2PRO | VIP Strategic Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)